UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RIVERNORTH CAPITAL MANAGEMENT, INC.
           --------------------------------------------------------

Address:   325 N. LASALLE STREET, SUITE 645, CHICAGO, IL 60654-7030
           ---------------------------------------------------------

Form 13F File Number: 28-13256
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD T. FRANCISCO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  312-832-0409
        -------------------------

Signature, Place, and Date of Signing:

/s/ RICHARD T. FRANCISCO                 CHICAGO, IL                   5/6/2009
-------------------------               --------------                ----------
     [Signature]                        [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            99
                                         ------------
Form 13F Information Table Value Total:       160,030
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




                                               FORM 13F INFORMATION TABLE

                                                         VALUE     SHARES/  SH/  PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x $1000)  PRN AMT  PRN  CALL DSCRETN MANAGERS       SOLE
---------------------------  ---------------  --------- ---------  -------  ---  ---- ------- -------- ----------------
ACM MANAGED DLR INC FD	      COM             000949107    583      122703   SH        SOLE              122703
AFFILIATED MANAGERS GRP INC   COM             008252108	   435       12100   SH	       SOLE		  12100
ALLIANCEBERNSTEIN NATL MUNI   COM             01864U106    198       17500   SH        SOLE               17500
ALPINE GLBL PRMR PROPERTIES   COM SBI	      02083A103	   497	    183913   SH	       SOLE		 183913
ASA LTD	                      COM	      G3156P103	  2897	     58952   SH        SOLE		  58952
BLACKROCK DEBT STRAT FD INC   COM	      09255R103   1011      502910   SH        SOLE              502910
BLACKROCK FLA MUNI 2020       COM SHS	      09250M109	   125	     11080   SH	       SOLE		  11080
BLACKROCK INSURED MUNI        COM	      092474105	   169	     16453   SH	       SOLE		  16453
BLUE CHIP VALUE FD INC 	      COM	      095333100     60       27101   SH        SOLE               27101
BOULDER GRWTH INCM FD         COM	      101507101	  2473	    634405   SH	       SOLE		 634405
CALAMOS CONV & HIGH INCM FD   COM SHS	      12811P108   2008      247586   SH        SOLE              247586
CALAMOS GLBL DYAM INCM FD     COM	      12811L107	  2103      418050   SH	       SOLE		 418050
CALAMOS GLOBAL TOTAL RTN FD   COM SH BEN INT  128118106    672       79023   SH	       SOLE		  79023
CALAMOS STRATEGIC TOTL RETN   COM SH BEN INT  128125101   2368      445090   SH	       SOLE		 445090
CENTRAL EUROPE AND RUSSIA FD  COM	      153436100    742       58360   SH	       SOLE		  58360
CHINA FD                      COM             169373107   1488      103361   SH        SOLE              103361
CLOUGH GLOBAL EQUITY FD       COM             18914C100   2711      329430   SH        SOLE              329430
CLOUGH GLBL OPP FD	      SH BEN INT      18914E106	  8035	   1027350   SH	       SOLE		1027350
COHEN STEERS GLBL INCM BLD    COM             19248M103   1694      281879   SH        SOLE              281879
COHEN STEERS PREM INCM RLTY   COM             19247V104    457      216497   SH        SOLE              216497
COHEN STEERS QUAL INCM RLTY   COM             19247L106    154       63431   SH        SOLE               63431
DEFINED STRATEGY FUND 	      COM	      24476Y100	   647	     94419   SH	       SOLE		  94419
DIAMOND HILL FINCL TRNDS FD   COM	      25264C101	   345	     85308   SH	       SOLE		  85308
DREMAN CLYMR DIV INCM FD      COM	      26153R100	   726	    553610   SH	       SOLE		 553610
DREYFUS HI YLD STRATEGIES     SH BEN INT      26200S101   1790      736553   SH        SOLE              736553
DWS DREMAN VALU INCM EDGE     COM             23339M105   2558      730985   SH        SOLE              730985
DWS GLBL COMMODITIES STK FD   COM	      23338Y100	  1426      275299   SH	       SOLE		 275299
DWS RREEF REAL ESTATE FD II   COM	      23338X102    148      345266   SH	       SOLE		 345266
DWS RREEF REAL ESTATE FD INC  COM	      233384106     17       10900   SH	       SOLE		  10900
EAGLE CAP GROWTH FD INC       COM	      269451100     61       15207   SH	       SOLE		  15207
EATON VANCE CR OPPORTUNIT FD  COM	      278271101     53       12549   SH	       SOLE		  12549
EATON VANCE NTNL MUNI INCM    SH BEN INT      27829D103	   118	     12100   SH	       SOLE		  12100
EATON VANCE TAX ADVTD DIV     COM	      27828G107	   254	     30623   SH	       SOLE		  30623
EATON VANCE TAX MNG GBL DV    COM	      27829F108   3103      376519   SH	       SOLE		 376519
EATON VANCE TAX ADV GLBL DIV  COM	      27828S101	   363	     48231   SH	       SOLE		  48231
EVERGREEN UTLS & HIGH INCM    COM	      30034Q109    559       59458   SH	       SOLE		  59458
FIRST TR/FOUR CRNRS SR FLOAT  COM	      33733U108   4951      650003   SH	       SOLE		 650003
FIRST TRUST SPECIALTY FINANC  COM BEN INTR    33733G109    477      164705   SH	       SOLE		 164705
GABELLI DIV INCM TR           COM             36242H104   1238      162089   SH        SOLE              162089
GABELLI EQUITY TR             COM             362397101    231       76051   SH        SOLE               76051
GABELLI GLOBAL DEAL FD        COM SH BEN INT  36245G103   4215      349568   SH        SOLE              349568
GABELLI UTILITY TR            COM             36240A101    192       35114   SH        SOLE               35114
GLOBAL INCOME&CURRENCY FD IN  COM	      378968101    134       10033   SH        SOLE               10033
HANCOCK JOHN PATRIOT PREM II  COM SH BEN INT  41013T105   1701      301678   SH        SOLE              301678
HIGHLAND CR STRATEGIES FD     COM	      43005Q107   3504      698972   SH        SOLE              698972
HIGHLAND DISTRESSED OPPORT    COM	      430067108   2571     1291843   SH        SOLE             1291843
ING CLARION GLB RE EST INCM   COM	      44982G104    223       77777   SH        SOLE               77777
INSURED MUN INCOME FD 	      COM	      45809F104   1709 	    149250   SH        SOLE              149250
ISHARES TR 	              HIGH YLD CORP   464288513   2500 	     37180   SH        SOLE               37180
ISHARES TR 	              MSCI EMERG MKT  464287234   4243 	    199839   SH        SOLE              199839
ISHARES TR 	              S&P NATL MUN B  464288414    240 	      2412   SH        SOLE                2412
ISHARES TR 	              RUSSELL1000GRW  464287614   9358 	    284900   SH        SOLE              284900
ISHARES TR 	              RUSSELL 2000    464287655   1879 	     48000   SH        SOLE               48000
LEGG MASON INC 	              COM	      524901105    151 	     11736   SH        SOLE               11736
LIBERTY ALL STAR EQUITY FD    SH BEN INT      530158104   1882 	    723808   SH        SOLE              723808
LMP CAP & INCOME FD INC       COM	      50208A102   5871 	    835099   SH        SOLE              835099
MACQUARIE GLBL INFRA TOTL RE  COM	      55608D101   1193 	    119382   SH        SOLE              119382
MANAGED HIGH YIELD PLUS FD    COM	      561911108     51 	     48400   SH        SOLE               48400
MBIA CAP CLAYMORE MNG DUR IN  COM	      55266X100    189 	     18944   SH        SOLE               18944
MFS INTER INCOME TR 	      SH BEN INT      55273C107    146 	     23319   SH        SOLE               23319
MORGAN STANLEY CHINA A SH FD  COM	      617468103   1499 	     60640   SH        SOLE               60640
NEUBERGER BERMAN CA INT MUN   COM	      64123C101    174 	     14340   SH        SOLE               14340
NEUBERGER BERMAN HGH YLD FD   COM	      64128C106   1691 	    248693   SH        SOLE              248693
NEUBERGER BERMAN NY INT MUN   COM	      64124K102    176 	     14750   SH        SOLE               14750
NFJ DIVID INT & PREM STRTGY   COM SHS	      65337H109    693 	     64556   SH        SOLE               64556
NICHOLAS APPLEGATE CV&INC FD  COM	      65370G109   3598 	    949078   SH        SOLE              949078
NICHOLAS-APPLEGATE CV & INC   COM	      65370F101    165 	     40778   SH        SOLE               40778
NUVEEN FLA INVT QUALITY MUN   COM	      670970102    171 	     15940   SH        SOLE               15940
NUVEEN FLA QUALITY INCOME MUN COM	      670978105    168 	     14910   SH        SOLE               14910
NUVEEN FLOATING RATE INCOME   COM	      67072T108    518 	     90151   SH        SOLE               90151
NUVEEN FLTNG RTE INCM OPP FD  COM SHS	      6706EN100   2087 	    391474   SH        SOLE              391474
NUVEEN GBL VL OPPORTUNITIES   COM	      6706EH103    567 	     54246   SH        SOLE               54246
NUVEEN INSD FLA PREM INCOME   COM	      67101V108    168 	     14356   SH        SOLE               14356
NUVEEN MULTI STRAT INC & GR   COM	      67073B106   1490 	    392107   SH        SOLE              392107
NUVEEN MULTI STRAT INC GR FD  COM SHS	      67073D102   2149 	    552360   SH        SOLE              552360
NUVEEN TAX ADVANTAGED DIV GR  COM	      67073G105    598 	     86903   SH        SOLE               86903
PACHOLDER HIGH YIELD FD INC   COM	      693742108    149 	     38337   SH        SOLE               38337
PIMCO FLOATING RATE INCOME    COM	      72201H108    364 	     67005   SH        SOLE               67005
PIMCO MUN ADVANTAGE FD INC    COM	      722015104    348 	     38035   SH        SOLE               38035
PIONEER FLOATING RATE TR      COM	      72369J102   1158 	    159913   SH        SOLE              159913
POWERSHARES ETF TRUST 	      FTSE RAFI 1000  73935X583   6907 	    255848   SH        SOLE              255848
POWERSHARES ETF TRUST 	      PRVT EQTY PORT  73935X195    435 	     91900   SH        SOLE               91900
POWERSHARES ETF TRUST 	      FINL PFD PTFL   73935X229   1715 	    228691   SH        SOLE              228691
PROSHARES TR 	              PSHS ULTSH 20YR 74347R297   2695 	     55945   SH        SOLE               55945
PUTNAM MANAGED MUN INCOM TR   COM	      746823103    262 	     48055   SH        SOLE               48055
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT      746922103    437 	     46715   SH        SOLE               46715
ROYCE VALUE TR INC 	      COM	      780910105    971 	    150815   SH        SOLE              150815
RYDEX ETF TRUST 	      TOP 50 ETF      78355W205   5161 	     86802   SH        SOLE               86802
SELIGMAN SELECT MUN FD INC    COM	      816344105    469 	     46715   SH        SOLE               46715
SPDR SERIES TRUST 	      BRCLYS YLD ETF  78464A417    601 	     21220   SH        SOLE               21220
SPDR TR 	              UNIT SER 1      78462F103  14477 	    195819   SH        SOLE              195819
SUNAMERICA FCSED ALPHA GRW F  COM	      867037103   2649 	    316521   SH        SOLE              316521
TCW STRATEGIC INCOME FUND IN  COM	      872340104   3722 	   1134656   SH        SOLE             1134656
TEMPLETON DRAGON FD INC       COM	      88018T101    548 	     36331   SH        SOLE               36331
TEMPLETON EMERG MKTS INCOME   COM	      880192109    896 	    102979   SH        SOLE              102979
VAN KAMPEN DYNAMIC CR OPPORT  COM	      921166104   6743 	    973374   SH        SOLE              973374
VAN KAMPEN SENIOR INCOME TR   COM	      920961109    571 	    234364   SH        SOLE              234364
WESTERN ASSET CLYM INFL OPP   COM	      95766R104    795 	     75658   SH        SOLE               75658
ZWEIG TOTAL RETURN FD INC     COM	      989837109    149 	     47400   SH        SOLE               47400